NEW MARKET TAX CREDIT ENTITIES (Tables)	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
Schedule of Impact of Consolidated VIE
The following table summarizes the impact of the consolidated VIE as of December 31, 2012 and 2011:

	December 31,
(Dollars in thousands)	2012	2011
Current assets	$24	$81
Non-current assets	23,390	23,390
Total assets	$23,414	$23,471
Current liabilities	149	205
Long-term debt	23,305	23,305
Other non-current liabilities	7,923	7,923
Total liabilities	$31,377	$31,433
Amounts presented in the condensed consolidated balance sheets and the table above are adjusted for intercompany eliminations.